UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2008
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robette Johns
Title:	VP, COO
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Robette Johns		Beverly Hills, CA	November 13, 2008

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	138,688

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corporation                COM              037389103      522    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103      654    23423 SH       SOLE                                      23423
Abbott Laboratories            COM              002824100      213     3700 SH       SOLE                                       3700
Alleghany Corp                 COM              017175100      549     1503 SH       SOLE                                       1503
AllianceBernstein Holding LP   COM              01855A101      370    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2074   104526 SH       SOLE                                     104526
Apple Inc                      COM              037833100      222     1950 SH       SOLE                                       1950
Archer-Daniels-Midland Corp    COM              039483102      223    10172 SH       SOLE                                      10172
BP PLC Spons ADR               COM              055622104     1699    33862 SH       SOLE                                      33862
Bank of America (New)          COM              060505104     4338   123955 SH       SOLE                                     123955
Barnes & Noble Inc             COM              067774109      730    28000 SH       SOLE                                      28000
Baxter Int'l Inc               COM              071813109      355     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1169      266 SH       SOLE                                        266
Boeing Co                      COM              097023105      379     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      562     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     1763    84544 SH       SOLE                                      84544
Burlington Northern Santa Fe C COM              12189T104      513     5550 SH       SOLE                                       5550
CBS Corp Cl B (from Viacom Con COM              124857202      335    22950 SH       SOLE                                      22950
Caterpillar Inc                COM              149123101     1192    20000 SH       SOLE                                      20000
Cheung Kong Holding            COM              166744201      333    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     8519   103288 SH       SOLE                                     103288
Chubb Corp                     COM              171232101      220     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      502    22250 SH       SOLE                                      22250
CitiGroup Inc.                 COM              172967101     1302    63479 SH       SOLE                                      63479
Coca Cola Enterprises          COM              191219104      671    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     3259    61621 SH       SOLE                                      61621
ConocoPhillips                 COM              20825c104     1335    18230 SH       SOLE                                      18230
Corporate Office Property Trus COM              22002T108      367     9100 SH       SOLE                                       9100
EOG Resources Inc              COM              26875P101      447     5000 SH       SOLE                                       5000
Emerson Electric Co Com        COM              291011104      291     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107      534    20740 SH       SOLE                                      20740
Expedia Inc (IAC/InterActiveCo COM              30212p105      153    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102    11649   150001 SH       SOLE                                     150001
Fidelity National Financial, I COM              31620r105      154    10458 SH       SOLE                                      10458
First Industrial Realty Trust  COM              32054K103      574    20000 SH       SOLE                                      20000
Freeport-McMoran Copper & Gold COM              35671d857     1068    18790 SH       SOLE                                      18790
GameStop Corp CL A             COM                             930    27186 SH       SOLE                                      27186
Genentech, Inc.                COM              368710406      621     7000 SH       SOLE                                       7000
General Electric               COM              369604103     6172   242045 SH       SOLE                                     242045
General Mills Inc Com          COM              370334104      275     4000 SH       SOLE                                       4000
HRPT Properties Trust REIT     COM              40426W101     8682  1260075 SH       SOLE                                    1260075
HSBC Holdings Plc Ltd ADR      COM              404280406     1631    20172 SH       SOLE                                      20172
Home Depot                     COM              437076102      326    12600 SH       SOLE                                      12600
Home Properties Inc - REIT     COM              437306103      869    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      349    13000 SH       SOLE                                      13000
IStar Financial - REIT         COM              45031U101      281   108050 SH       SOLE                                     108050
Intel Corp                     COM              458140100      646    34500 SH       SOLE                                      34500
International Business Machine COM              459200101     7695    65792 SH       SOLE                                      65792
JPMorgan Chase & Co.           COM              46625H100     4928   105534 SH       SOLE                                     105534
Johnson & Johnson              COM              478160104      858    12380 SH       SOLE                                      12380
KeyCorp (New)                  COM              493267108      239    20000 SH       SOLE                                      20000
Kimberly-Clark                 COM              494368103     1235    19040 SH       SOLE                                      19040
Kinder Morgan Energy Partners  COM              494550106     2932    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1181    36053 SH       SOLE                                      36053
LMP Real Estate Income Fund In COM              755881109      230    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     3283    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4883    68631 SH       SOLE                                      68631
MGM Mirage                     COM              552953101      570    20000 SH       SOLE                                      20000
Macy's Inc. (formerly Federate COM              55616P104     2253   125302 SH       SOLE                                     125302
Maguire Properties Inc REIT    COM              559775101      251    42075 SH       SOLE                                      42075
McGraw-Hill Companies Inc      COM              580645109      419    13250 SH       SOLE                                      13250
Medco Health Solutions Inc (Me COM              58405U102     1361    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     5110   161920 SH       SOLE                                     161920
Merrill Lynch & Co Inc         COM              590188108      288    11400 SH       SOLE                                      11400
Metlife Inc                    COM              59156r108      224     4000 SH       SOLE                                       4000
Microsoft Corp                 COM              594918104      320    12000 SH       SOLE                                      12000
Mosaic Company (The)           COM              61945A107      263     3868 SH       SOLE                                       3868
News Corp Inc CL A             COM              65248E104     1138    94922 SH       SOLE                                      94922
News Corp Inc CL B             COM              65248e203      128    10500 SH       SOLE                                      10500
Onyx Pharmaceuticals Inc       COM              683399109      362    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      373    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1957    27460 SH       SOLE                                      27460
Pfizer, Inc.                   COM              717081103     3398   184275 SH       SOLE                                     184275
Philip Morris International-Al COM              718172109     5052   105026 SH       SOLE                                     105026
Procter & Gamble Co Com        COM              742718109     3188    45739 SH       SOLE                                      45739
Public Storage - REIT          COM              74460D109      789     7971 SH       SOLE                                       7971
Qualcomm                       COM              747525103      967    22500 SH       SOLE                                      22500
Royal Dutch Shell PLC - ADR A  COM              780259206     3007    50950 SH       SOLE                                      50950
Sears Holdings Corp            COM              812350106      467     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302      857    87911 SH       SOLE                                      87911
Sovereign Bancorp Inc          COM              845905108       62    15750 SH       SOLE                                      15750
Swire Pacific Ltd Spons ADR Rp COM              870794302      347    40000 SH       SOLE                                      40000
Swiss Reinsurance Co-Sp ADR    COM              870887205      271     5000 SH       SOLE                                       5000
Sysco Corp                     COM              871829107      327    10600 SH       SOLE                                      10600
Tanger Factory Outlet REIT     COM              875465106      552    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106      849    17315 SH       SOLE                                      17315
Texas Instruments Inc.         COM              882508104      248    11515 SH       SOLE                                      11515
Tiffany & Co                   COM              886547108      295     8300 SH       SOLE                                       8300
U.S. Bancorp (Formerly First B COM              902973106      533    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109      907    15100 SH       SOLE                                      15100
Verizon                        COM              92343V104      810    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103      910    15200 SH       SOLE                                      15200
Yum Brands Inc (formerly Trico COM              895953107      230     7040 SH       SOLE                                       7040
Zimmer Holdings Inc            COM              98956P102      460     7122 SH       SOLE                                       7122
Corts Tr for Ford Mtr 8% Call                   22082K209       68    10000 SH       SOLE                                      10000
GE Cap 6.625% Pref. Callable 3                  369622527      452    20000 SH       SOLE                                      20000
IStar Financial Pfd REIT 7.5%                   45031u804       49    10000 SH       SOLE                                      10000
Maguire Prop Inc 7.625% Call 1                  559775200       95    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      537    27700 SH       SOLE                                      27700
Royal Bk of Scotland PLC 6.75%                  780097754      158    18000 SH       SOLE                                      18000
Ford Motor Tr II 6.5% Call 30                   345395206      305    19800 SH       SOLE                                      19800